Net Foreign Exchange (Loss)/Gain (Tables)	6 Months Ended
Dec. 31, 2021
Net Foreign Exchange Loss Gain [Abstract]
Summary of Net Foreign Exchange (Loss)/Gain

	For the six months ended December 31,
	2021	2020
		(Restated)
	US$	US$
Net foreign exchange (loss)/gain	(1,375,143)	(9,238,403)

Total net foreign exchange (loss)/gain	(1,375,143)	(9,238,403)